NOTE 4. Summary of inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Commercial vehicles	$ 4,399	$ 4,716
Parts and accessories	347	603
Total	$ 4,746	$ 5,319